                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):   [X]  is a restatement.
                                      [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cornerstone Capital Management, Inc.
Address:    7101 W. 78th Street
            Suite 201
            Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Loren Kix
Title:      Chief Compliance Officer
Phone:      (952) 229-8120

Signature, Place, and Date of Signing:

/s/ Loren Kix             Minneapolis, Minnesota    3/2/2011
------------------------  ------------------------  ------------------------
[Signature]               [City, State]             [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number     Name

    28-01190                 Frank Russell Company

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total:  $721,256.00
                                             (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Cornerstone Capital Management, Inc.
FORM 13F
              31-Dec-10

                                                                                                 Voting Authority
                                                                                                 ----------------
                                                              Value   Shares/  Sh/  Put/ Invstmt  Other
Name of Issuer                      Title of class   CUSIP   (x$1000) Prn Amt  Prn  Call Dscretn Managers   Sole  Shared   None
----------------------------------  -------------- --------- -------- -------- ---  ---- ------- --------  ------ ------ --------
Acme Packet Inc.                    COM            004764106    11317   212895 SH        Sole               58733          154162
Acme Packet Inc.                    COM            004764106     5644   106171 SH        Sole              106171
Amazon.com, Inc.                    COM            023135106    10483    58240 SH        Sole               16088           42152
Amazon.com, Inc.                    COM            023135106     5172    28733 SH        Sole               28733
Anadarko Petroleum Corp.            COM            032511107    13761   180679 SH        Sole               51633          129046
Anadarko Petroleum Corp.            COM            032511107     7377    96863 SH        Sole               96863
Apollo Group Inc                    COM            037604105    12134   307267 SH        Sole               82878          224389
Apollo Group Inc                    COM            037604105     6045   153073 SH        Sole              153073
Apple Computer Inc.                 COM            037833100    34135   105826 SH        Sole               29157           76669
Apple Computer Inc.                 COM            037833100    16763    51968 SH        Sole               51968
Baidu Inc. (ADS)                    COM            056752108     9679   100271 SH        Sole               29096           71175
Baidu Inc. (ADS)                    COM            056752108     5198    53850 SH        Sole               53850
Bank of America Corp.               COM            060505104     3558   266710 SH        Sole               76076          190634
Bank of America Corp.               COM            060505104     1961   146980 SH        Sole              146980
Broadcom Corporation                COM            111320107     6890   158202 SH        Sole               38359          119843
Broadcom Corporation                COM            111320107     2847    65384 SH        Sole               65384
Burberry Group PLC-ADR              COM            12082w204     7284   206945 SH        Sole               58968          147977
Burberry Group PLC-ADR              COM            12082w204     3756   106706 SH        Sole              106706
Celgene Corp                        COM            151020104     5769    97547 SH        Sole               26867           70680
Celgene Corp                        COM            151020104     2839    47997 SH        Sole               47997
Continental Resources Inc.          COM            212015101     1423    24181 SH        Sole                4448           19733
Costco Wholesale Corp.              COM            22160k105    15838   219339 SH        Sole               60311          159028
Costco Wholesale Corp.              COM            22160k105     7788   107852 SH        Sole              107852
Diageo PLC                          COM            25243Q205     9181   123519 SH        Sole               34186           89333
Diageo PLC                          COM            25243Q205     4962    66758 SH        Sole               66758
Dicks Sporting Goods                COM            253393102     9518   253802 SH        Sole               68957          184845
Dicks Sporting Goods                COM            253393102     4595   122544 SH        Sole              122544
Discovery Communications, Inc.      COM            25470F104     2832    67903 SH        Sole               17632           50271
Discovery Communications, Inc.      COM            25470F302     4491   122395 SH        Sole               35036           87359
Discovery Communications, Inc.      COM            25470F104     1089    26107 SH        Sole               26107
Discovery Communications, Inc.      COM            25470F302     2451    66791 SH        Sole               66791
Dow Chem Co                         COM            260543103     4858   142307 SH        Sole               39169          103138
Dow Chem Co                         COM            260543103     2398    70226 SH        Sole               70226
Ecolab Inc.                         COM            278865100     7702   152759 SH        Sole               41032          111727
Ecolab Inc.                         COM            278865100     3698    73335 SH        Sole               73335
Fluor Corp                          COM            343412102     8167   123261 SH        Sole               34010           89251
Fluor Corp                          COM            343412102     4036    60917 SH        Sole               60917
Freeport-McMoRan Copper & Gold      COM            35671d857     5499    45794 SH        Sole               12610           33184
Freeport-McMoRan Copper & Gold      COM            35671d857     2724    22687 SH        Sole               22687
General Dynamics Corp               COM            369550108    14507   204437 SH        Sole               56854          147583
General Dynamics Corp               COM            369550108     7339   103430 SH        Sole              103430
General Mills, Inc.                 COM            370334104     9764   274343 SH        Sole               78024          196319
General Mills, Inc.                 COM            370334104     4837   135902 SH        Sole              135902
Gilead Sciences                     COM            375558103    13686   377644 SH        Sole              104501          273143
Gilead Sciences                     COM            375558103     6843   188825 SH        Sole              188825
Goldman Sachs Group                 COM            38141g104    10183    60553 SH        Sole               16604           43949
Goldman Sachs Group                 COM            38141g104     4903    29154 SH        Sole               29154
Goodrich Corp.                      COM            382388106     7745    87944 SH        Sole               24319           63625
Goodrich Corp.                      COM            382388106     3807    43223 SH        Sole               43223
Google, Inc. Class A                COM            38259p508    16938    28516 SH        Sole                7541           20975
Google, Inc. Class A                COM            38259p508     7710    12981 SH        Sole               12981
Halliburton co Holding Co           COM            406216101      602    14748 SH        Sole                               14748
IntercontinentalExchange Inc.       COM            45865v100     4436    37233 SH        Sole               10244           26989
IntercontinentalExchange Inc.       COM            45865v100     2046    17174 SH        Sole               17174
Joy Global                          COM            481165108     3790    43691 SH        Sole               12085           31606
Joy Global                          COM            481165108     1859    21429 SH        Sole               21429
Marvell Technology Group Ltd        COM            g5876h105    20370  1098109 SH        Sole              318159          779950
Marvell Technology Group Ltd        COM            g5876h105    10630   573061 SH        Sole              573061
Media 100 Inc.                      COM            58440w105        0    10000 SH        Sole                               10000
Myriad Genetics Inc.                COM            62855j104     7369   322623 SH        Sole               89325          233298
Myriad Genetics Inc.                COM            62855j104     3626   158736 SH        Sole              158736
NuVasive Inc.                       COM            670704105     7418   289187 SH        Sole               77810          211377
NuVasive Inc.                       COM            670704105     3765   146788 SH        Sole              146788
Oracle Corp.                        COM            68389x105    22172   708361 SH        Sole              187720          520641
Oracle Corp.                        COM            68389x105    10540   336735 SH        Sole              336735
Pentair Inc.                        COM            709631105     8630   236372 SH        Sole               65173          171199
Pentair Inc.                        COM            709631105     4241   116173 SH        Sole              116173
Petrohawk Energy Corp.              COM            716495106    12924   708154 SH        Sole              195701          512453
Petrohawk Energy Corp.              COM            716495106     6469   354493 SH        Sole              354493
Philip Morris International         COM            718172109     6736   115094 SH        Sole               30811           84283
Philip Morris International         COM            718172109     3453    59000 SH        Sole               59000
Polycom Inc.                        COM            73172k104     3665    94030 SH        Sole               25945           68085
Polycom Inc.                        COM            73172k104     1818    46643 SH        Sole               46643
Qualcomm, Inc.                      COM            747525103    15224 307622.2 SH        Sole               85195        222427.2
Qualcomm, Inc.                      COM            747525103     7581   153189 SH        Sole              153189
Scivanta Medical Corp               COM            809120108        2    52100 SH        Sole                               52100
Target Corp                         COM            87612e106    11519   191567 SH        Sole               52947          138620
Target Corp                         COM            87612e106     5763    95837 SH        Sole               95837
Terex Corp.                         COM            880779103     8811   283857 SH        Sole               78496          205361
Terex Corp.                         COM            880779103     4608   148469 SH        Sole              148469
Textron Incorporated                COM            883203101    10046   424948 SH        Sole              116964          307984
Textron Incorporated                COM            883203101     4861   205639 SH        Sole              205639
Urban Outfitters                    COM            917047102     5003   139714 SH        Sole               38552          101162
Urban Outfitters                    COM            917047102     2478    69194 SH        Sole               69194
Visa Inc.                           COM            92826c839    15130   214972 SH        Sole               59342          155630
Visa Inc.                           COM            92826c839     7496   106514 SH        Sole              106514
Vistaprint NV                       COM            n93540107     8644   187909 SH        Sole               53179          134730
Vistaprint NV                       COM            n93540107     4453    96812 SH        Sole               96812
Walt Disney Co.                     COM            254687106     9142   243728 SH        Sole               67827          175901
Walt Disney Co.                     COM            254687106     4625   123306 SH        Sole              123306
Weatherford Intl, Inc.              COM            h27013103    17686   775684 SH        Sole              222168          553516
Weatherford Intl, Inc.              COM            h27013103     9081   398310 SH        Sole              398310
Wellpoint Inc.                      COM            94973v107    13914   244709 SH        Sole               68364          176345
Wellpoint Inc.                      COM            94973v107     7304   128457 SH        Sole              128457
Western Union Co.                   COM            959802109    11534 621116.1 SH        Sole              173109        448007.1
Western Union Co.                   COM            959802109     5643   303899 SH        Sole              303899
XATA Corp.                          COM            983882309       25    12017 SH        Sole                               12017

REPORT SUMMARY                            DATA RECORDS                           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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